Transactions with Related Parties - Summary of Amounts Charged By The Company's Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
General and administrative expenses	$ 296,274	$ 311,676	$ 219,717
Management fees [Member]
Related Party Transaction [Line Items]
Related party	1,045,640	527,425	503,355
Brokerage commissions [Member]
Related Party Transaction [Line Items]
Related party	1,202,449	218,192	250,241
Superintendent fees [Member]
Related Party Transaction [Line Items]
Related party	28,500	26,500	13,500
Crew management fees [Member]
Related Party Transaction [Line Items]
Related party	137,000	60,000	35,000
Executive compensation [Member]
Related Party Transaction [Line Items]
General and administrative expenses	296,274	19,875	0
Former Parent Expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	0	291,801	219,717
Commissions – vessels purchased [Member]
Related Party Transaction [Line Items]
Related party	$ 1,168,000	$ 0	$ 0